Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 14, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As discussed in the Compensation Discussion and Analysis section above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs' compensation to the achievement of the Company's financial and strategic objectives, and to align our executive pay with changes in the value of our shareholders' investments. The following table shows the CAP to our Principal Executive Officer (“PEO” or “CEO”) for fiscal 2022, 2021, and 2020 and the average CAP to our non-PEO NEOs for each fiscal year as compared with the performance of the Company as measured by the total shareholder return (“TSR”), net income, and Adjusted EBITDA and the performance of our peer group's TSR. The dollar values shown for CAP in the table below do not reflect the actual amount of compensation earned or paid during the applicable year.
Year	Summary Compensation Table Total for PEO (Current CEO)(1)	Compensation Actually Paid to PEO (Current CEO)(1)(7)	Summary Compensation Table Total for PEO (Former CEO)(2)	Compensation Actually Paid to PEO (Former CEO)(2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(7)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(5)	Adjusted EBITDA ($ in thousands)(6)
							Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)
2022	$5,824,544	$5,513,187	$4,425,156	$(6,387,623)	$2,059,452	$897,701	$81	$115	$62,273	$116,999
2021	—	—	$5,811,254	$9,920,085	$2,125,200	$3,203,326	$117	$151	$61,634	$103,820
2020	—	—	$3,420,004	$1,999,169	$1,241,280	$815,963	$81	$103	$(141,841)	$38,728
(1)	These amounts reflect the compensation of Mr. Cooper (our “Current CEO”) who was reinstated as the Company's CEO effective June 14, 2022.
(2)	These amounts reflect the compensation of Mr. Beharelle (our “Former CEO”) who resigned as the Company's CEO effective June 14, 2022 (“Resignation Date”).
(3)
These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on fiscal year end (“FYE”) 2019 which was December 29, 2019. Used with permission. All rights reserved. Copyright 1980-2022. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.

(4)
These amounts represent the weighted peer group TSR, weighted according to the respective companies' stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 25, 2022.

(5)	These amounts represent net income (loss) reflected in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in Form 10-K for the applicable year.
(6)
The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

(7)	CAP was calculated according to applicable SEC rules, which require the following adjustments to amounts shown in the Summary Compensation Table in this proxy statement and prior proxy statements:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards(c)(d)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(c)(d)	Add Change in Fair Value of Vested Equity Awards(e)	Add Impact of PSU Modifications(c)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions(f)	Compensation Actually Paid
2022	Current CEO	$5,824,544	$3,740,891	$3,305,744	$—	$—	$—	$123,790	$—	$—	$5,513,187
	Former CEO	$4,425,156	$3,933,997	$—	$—	$—	$—	$(94,219)	$—	$6,784,563	$(6,387,623)
	Other NEOs (a)	$2,059,452	$933,799	$334,909	$306,132	$(137,017)	$(708,787)	$(23,189)	$—	$—	$897,701
2021	Former CEO	$5,811,254	$3,467,596	$1,891,398	$3,546,361	$453,094	$1,190,306	$47,406	$447,862	$—	$9,920,085
	Other NEOs (a)	$2,125,200	$1,132,650	$393,937	$1,349,880	$189,470	$192,706	$14,806	$69,977	$—	$3,203,326
2020	Former CEO	$3,420,004	$2,056,424	$1,041,589	$650,988	$(181,547)	$(579,637)	$(295,804)	$—	$—	$1,999,169
	Other NEOs (b)	$1,241,280	$615,671	$351,512	$104,151	$(34,060)	$(111,113)	$(106,824)	$—	$13,312	$815,963
(a)	For 2022 and 2021, the Other NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.
(b)	For 2020, the Other NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.
(c)	The following table shows the estimated and actual payouts of the PSUs awarded as of each FYE date noted, used to calculate CAP above.
Estimated/Actual Payout as of:	2017 PSU Award	2018 PSU Award	2019 PSU Award	2020 PSU Award	2021 PSU Award	2022 PSU Award
FYE 2019	67.0%	91.0%	72.0%
Vest Date in 2020	68.2%
FYE 2020		75.0%	50.0%	50.0%
Pre-Modification in 2021		72.5%	62.4%
Vest Date in 2021 (post-modification)		91.0%
FYE 2021			86.9%	75.0%	150.0%
Vest Date in 2022 (post-modification)			84.9%
FYE 2022				75.4%	85.3%	89.8%
(d)
On February 5, 2021, Messrs. Gafford and Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half could have vested on the second anniversary of the grant, and the remaining portion of these shares may vest on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. As of FYE 2022, the Retention PSUs were estimated to payout for Messrs. Gafford and Schweihs and Ms. Owen at 45%,50% and 45%, respectively; the remainder of the Retentions PSUs may be earned and paid out on the third anniversary of the awards. For further details about the outstanding awards of our NEOs, please refer to the Outstanding Equity Awards at Fiscal Year-End Table in the Executive Compensation Tables Section of this proxy statement and prior proxy statements.

(e)
These amounts also include awards that were granted and vested during the same fiscal year. In 2022, this amount represents $123,790 for the fair value of RSUs which were granted and vested for Mr. Cooper for his service as a director of the Company prior to being reinstated as the Company's CEO. In 2020, this amount includes an increase of $8,970 for the average fair value of awards which were granted and vested for non-PEO NEOs (as a result of shares that vested upon Mr. Defebaugh's retirement), as well as an offsetting $115,794 reflecting the average change in fair value of the restricted shares, RSUs, and PSUs that vested in 2020 as of their vest date compared to the average fair value as of FYE 2019.

(f)
In 2022, this amount includes $1,830,485 for 66,202 restricted shares and RSUs and $4,954,078 for 153,388 PSUs which were forfeited upon Mr. Beharelle's Resignation Date. This amount does not include 64,234 RSUs or 80,292 PSUs which were granted to Mr. Beharelle during 2022 and forfeited upon Mr. Beharelle's Resignation Date. In 2020, this amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result of shares that were forfeited upon Mr. Defebaugh's retirement).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(a)	For 2022 and 2021, the Other NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.
(b)	For 2020, the Other NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.

Peer Group Issuers, Footnote [Text Block]
(4)
These amounts represent the weighted peer group TSR, weighted according to the respective companies' stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 25, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(7)	CAP was calculated according to applicable SEC rules, which require the following adjustments to amounts shown in the Summary Compensation Table in this proxy statement and prior proxy statements:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards(c)(d)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(c)(d)	Add Change in Fair Value of Vested Equity Awards(e)	Add Impact of PSU Modifications(c)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions(f)	Compensation Actually Paid
2022	Current CEO	$5,824,544	$3,740,891	$3,305,744	$—	$—	$—	$123,790	$—	$—	$5,513,187
	Former CEO	$4,425,156	$3,933,997	$—	$—	$—	$—	$(94,219)	$—	$6,784,563	$(6,387,623)
	Other NEOs (a)	$2,059,452	$933,799	$334,909	$306,132	$(137,017)	$(708,787)	$(23,189)	$—	$—	$897,701
2021	Former CEO	$5,811,254	$3,467,596	$1,891,398	$3,546,361	$453,094	$1,190,306	$47,406	$447,862	$—	$9,920,085
	Other NEOs (a)	$2,125,200	$1,132,650	$393,937	$1,349,880	$189,470	$192,706	$14,806	$69,977	$—	$3,203,326
2020	Former CEO	$3,420,004	$2,056,424	$1,041,589	$650,988	$(181,547)	$(579,637)	$(295,804)	$—	$—	$1,999,169
	Other NEOs (b)	$1,241,280	$615,671	$351,512	$104,151	$(34,060)	$(111,113)	$(106,824)	$—	$13,312	$815,963
(a)	For 2022 and 2021, the Other NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.
(b)	For 2020, the Other NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.
(c)	The following table shows the estimated and actual payouts of the PSUs awarded as of each FYE date noted, used to calculate CAP above.
Estimated/Actual Payout as of:	2017 PSU Award	2018 PSU Award	2019 PSU Award	2020 PSU Award	2021 PSU Award	2022 PSU Award
FYE 2019	67.0%	91.0%	72.0%
Vest Date in 2020	68.2%
FYE 2020		75.0%	50.0%	50.0%
Pre-Modification in 2021		72.5%	62.4%
Vest Date in 2021 (post-modification)		91.0%
FYE 2021			86.9%	75.0%	150.0%
Vest Date in 2022 (post-modification)			84.9%
FYE 2022				75.4%	85.3%	89.8%
(d)
On February 5, 2021, Messrs. Gafford and Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half could have vested on the second anniversary of the grant, and the remaining portion of these shares may vest on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. As of FYE 2022, the Retention PSUs were estimated to payout for Messrs. Gafford and Schweihs and Ms. Owen at 45%,50% and 45%, respectively; the remainder of the Retentions PSUs may be earned and paid out on the third anniversary of the awards. For further details about the outstanding awards of our NEOs, please refer to the Outstanding Equity Awards at Fiscal Year-End Table in the Executive Compensation Tables Section of this proxy statement and prior proxy statements.

(e)
These amounts also include awards that were granted and vested during the same fiscal year. In 2022, this amount represents $123,790 for the fair value of RSUs which were granted and vested for Mr. Cooper for his service as a director of the Company prior to being reinstated as the Company's CEO. In 2020, this amount includes an increase of $8,970 for the average fair value of awards which were granted and vested for non-PEO NEOs (as a result of shares that vested upon Mr. Defebaugh's retirement), as well as an offsetting $115,794 reflecting the average change in fair value of the restricted shares, RSUs, and PSUs that vested in 2020 as of their vest date compared to the average fair value as of FYE 2019.

(f)
In 2022, this amount includes $1,830,485 for 66,202 restricted shares and RSUs and $4,954,078 for 153,388 PSUs which were forfeited upon Mr. Beharelle's Resignation Date. This amount does not include 64,234 RSUs or 80,292 PSUs which were granted to Mr. Beharelle during 2022 and forfeited upon Mr. Beharelle's Resignation Date. In 2020, this amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result of shares that were forfeited upon Mr. Defebaugh's retirement).

Non-PEO NEO Average Total Compensation Amount			$ 2,059,452	$ 2,125,200	$ 1,241,280
Non-PEO NEO Average Compensation Actually Paid Amount			$ 897,701	3,203,326	815,963
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)	CAP was calculated according to applicable SEC rules, which require the following adjustments to amounts shown in the Summary Compensation Table in this proxy statement and prior proxy statements:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards(c)(d)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards(c)(d)	Add Change in Fair Value of Vested Equity Awards(e)	Add Impact of PSU Modifications(c)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions(f)	Compensation Actually Paid
2022	Current CEO	$5,824,544	$3,740,891	$3,305,744	$—	$—	$—	$123,790	$—	$—	$5,513,187
	Former CEO	$4,425,156	$3,933,997	$—	$—	$—	$—	$(94,219)	$—	$6,784,563	$(6,387,623)
	Other NEOs (a)	$2,059,452	$933,799	$334,909	$306,132	$(137,017)	$(708,787)	$(23,189)	$—	$—	$897,701
2021	Former CEO	$5,811,254	$3,467,596	$1,891,398	$3,546,361	$453,094	$1,190,306	$47,406	$447,862	$—	$9,920,085
	Other NEOs (a)	$2,125,200	$1,132,650	$393,937	$1,349,880	$189,470	$192,706	$14,806	$69,977	$—	$3,203,326
2020	Former CEO	$3,420,004	$2,056,424	$1,041,589	$650,988	$(181,547)	$(579,637)	$(295,804)	$—	$—	$1,999,169
	Other NEOs (b)	$1,241,280	$615,671	$351,512	$104,151	$(34,060)	$(111,113)	$(106,824)	$—	$13,312	$815,963
(a)	For 2022 and 2021, the Other NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen.
(b)	For 2020, the Other NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.
(c)	The following table shows the estimated and actual payouts of the PSUs awarded as of each FYE date noted, used to calculate CAP above.
Estimated/Actual Payout as of:	2017 PSU Award	2018 PSU Award	2019 PSU Award	2020 PSU Award	2021 PSU Award	2022 PSU Award
FYE 2019	67.0%	91.0%	72.0%
Vest Date in 2020	68.2%
FYE 2020		75.0%	50.0%	50.0%
Pre-Modification in 2021		72.5%	62.4%
Vest Date in 2021 (post-modification)		91.0%
FYE 2021			86.9%	75.0%	150.0%
Vest Date in 2022 (post-modification)			84.9%
FYE 2022				75.4%	85.3%	89.8%
(d)
On February 5, 2021, Messrs. Gafford and Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half could have vested on the second anniversary of the grant, and the remaining portion of these shares may vest on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. As of FYE 2022, the Retention PSUs were estimated to payout for Messrs. Gafford and Schweihs and Ms. Owen at 45%,50% and 45%, respectively; the remainder of the Retentions PSUs may be earned and paid out on the third anniversary of the awards. For further details about the outstanding awards of our NEOs, please refer to the Outstanding Equity Awards at Fiscal Year-End Table in the Executive Compensation Tables Section of this proxy statement and prior proxy statements.

(e)
These amounts also include awards that were granted and vested during the same fiscal year. In 2022, this amount represents $123,790 for the fair value of RSUs which were granted and vested for Mr. Cooper for his service as a director of the Company prior to being reinstated as the Company's CEO. In 2020, this amount includes an increase of $8,970 for the average fair value of awards which were granted and vested for non-PEO NEOs (as a result of shares that vested upon Mr. Defebaugh's retirement), as well as an offsetting $115,794 reflecting the average change in fair value of the restricted shares, RSUs, and PSUs that vested in 2020 as of their vest date compared to the average fair value as of FYE 2019.

(f)
In 2022, this amount includes $1,830,485 for 66,202 restricted shares and RSUs and $4,954,078 for 153,388 PSUs which were forfeited upon Mr. Beharelle's Resignation Date. This amount does not include 64,234 RSUs or 80,292 PSUs which were granted to Mr. Beharelle during 2022 and forfeited upon Mr. Beharelle's Resignation Date. In 2020, this amount represents the average fair value of awards forfeited for non-PEO NEOs (as a result of shares that were forfeited upon Mr. Defebaugh's retirement).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on CAP to the NEOs in a given year. Shareholders may also use the Company's TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and CAP to our PEO and the average of non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and non-PEO NEOs and the Company's TSR, can be seen in the charts below.

*	2022 data is based on only our Current CEO's CAP because our Former CEO’s CAP was a negative number.
**
These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on FYE 2019 which was December 29, 2019. Used with permission. All rights reserved. Copyright 1980-2022. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.

Compensation Actually Paid vs. Net Income [Text Block]
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on CAP to the NEOs in a given year. Shareholders may also use the Company's TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and CAP to our PEO and the average of non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and non-PEO NEOs and the Company's TSR, can be seen in the charts below.

*	2022 data is based on only our Current CEO's CAP because our Former CEO's CAP was a negative number.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on CAP to the NEOs in a given year. Shareholders may also use the Company's TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and CAP to our PEO and the average of non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and non-PEO NEOs and the Company's TSR, can be seen in the charts below.

*	2022 data is based on only our Current CEO's CAP because our Former CEO's CAP was a negative number.

Total Shareholder Return Vs Peer Group [Text Block]
Our Compensation Committee is focused on the link between executive compensation, Company performance, and value creation for shareholders. While net income is a commonly used indicator of Company performance, our Compensation Committee believes that using Adjusted EBITDA in our compensation program focuses our executive’s attention on core profitability matters that lead to long-term value creation. Adjusted EBITDA is also a measure used by shareholders when evaluating the performance of the Company. Our use of Adjusted EBITDA in the STI program significantly impacts the NEO’s STI program and has a direct impact on CAP to the NEOs in a given year. Shareholders may also use the Company's TSR when evaluating the performance of the Company. This relationship between net income, Adjusted EBITDA, and CAP to our PEO and the average of non-PEO NEOs, which is further supported by the relationship between the CAP to our PEO and non-PEO NEOs and the Company's TSR, can be seen in the charts below.

*
These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on FYE 2019 which was December 29, 2019. Used with permission. All rights reserved. Copyright 1980-2022. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.

Tabular List [Table Text Block]
The most important financial performance measures used by the Company to link CAP to our NEOs, for the most recently completed fiscal year, to the Company’s performance are listed in the table to the right, each of which is described in more detail in the Compensation Discussion and Analysis section above or in prior proxy statements.
Financial Performance Measures
•	Adjusted EBITDA
•	Revenue
•	Return on Equity
•	Adjusted EBITDA Compound Annual Growth Rate

Total Shareholder Return Amount			$ 81	117	81
Peer Group Total Shareholder Return Amount			115	151	103
Net Income (Loss)			$ 62,273,000	$ 61,634,000	$ (141,841,000)
Company Selected Measure Amount			116,999,000	103,820,000	38,728,000
Performance Share Awards Payout Percentage 2017 Annual Award						67.00%
Performance Share Awards Payout Percentage Vested 2017 Annual Award					68.20%
Performance Share Awards Payout Percentage 2018 Annual Award					75.00%	91.00%
Performance Share Awards Payout Percentage 2019 Annual Award				86.90%	50.00%	72.00%
Performance Share Awards Payout Percentage 2020 Annual Award			75.40%	75.00%	50.00%
Performance Share Awards Payout Percentage Pre Modification 2018 Annual Award				72.50%
Performance Share Awards Payout Percentage Pre Modification2019 Annual Award				62.40%
Performance Share Awards Payout Percentage Post Modification Vested2018 Annual Award				91.00%
Performance Share Awards Payout Percentage 2021 Annual Award			85.30%	150.00%
Performance Share Awards Payout Percentage Post Modification Vested2019 Annual Award			84.90%
Performance Share Awards Payout Percentage 2022 Annual Award			89.80%
PEO Name	Mr. Beharelle	Mr. Cooper		Mr. Beharelle	Mr. Beharelle
Fair Value of Awards Granted and Vested					$ 8,970
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA Compound Annual Growth Rate
Mr. Beharelle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,425,156	$ 5,811,254	3,420,004
PEO Actually Paid Compensation Amount			(6,387,623)	9,920,085	1,999,169
Mr. Cooper [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			5,824,544	0	0
PEO Actually Paid Compensation Amount			5,513,187	0	0
Officers Compensation			$ 123,790
Mr. Gafford [Member]
Pay vs Performance Disclosure [Table]
Retention Performance Share Awards Payout Percentage 2022 Annual Award			45.00%
Mr. Schweihs [Member]
Pay vs Performance Disclosure [Table]
Retention Performance Share Awards Payout Percentage 2022 Annual Award			50.00%
Ms. Owen [Member]
Pay vs Performance Disclosure [Table]
Retention Performance Share Awards Payout Percentage 2022 Annual Award			45.00%
PEO [Member] | Mr. Beharelle [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (3,933,997)	(3,467,596)	(2,056,424)
PEO [Member] | Mr. Beharelle [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,891,398	1,041,589
PEO [Member] | Mr. Beharelle [Member] | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	3,546,361	650,988
PEO [Member] | Mr. Beharelle [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	453,094	(181,547)
PEO [Member] | Mr. Beharelle [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,190,306	(579,637)
PEO [Member] | Mr. Beharelle [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(94,219)	47,406	(295,804)
PEO [Member] | Mr. Beharelle [Member] | Impact of PSU Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	447,862	0
PEO [Member] | Mr. Beharelle [Member] | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,784,563)	0	0
PEO [Member] | Mr. Cooper [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,740,891)
PEO [Member] | Mr. Cooper [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,305,744
PEO [Member] | Mr. Cooper [Member] | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Cooper [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Cooper [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Cooper [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			123,790
PEO [Member] | Mr. Cooper [Member] | Impact of PSU Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Cooper [Member] | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Restricted Stock Fair Value			$ 1,830,485		115,794
Number of Restricted Shares			66,202
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (933,799)	(1,132,650)	(615,671)
Non-PEO NEO [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			334,909	393,937	351,512
Non-PEO NEO [Member] | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			306,132	1,349,880	104,151
Non-PEO NEO [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(137,017)	189,470	(34,060)
Non-PEO NEO [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(708,787)	192,706	(111,113)
Non-PEO NEO [Member] | Change in Fair Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,189)	14,806	(106,824)
Non-PEO NEO [Member] | Impact of PSU Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	69,977	0
Non-PEO NEO [Member] | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	$ 0	$ (13,312)
Non-PEO NEO [Member] | Performance Share Units PSUs [Member]
Pay vs Performance Disclosure [Table]
Number of Value, Share-Based Payment Arrangement, Forfeited			$ 4,954,078
Number of Share-Based Payment Arrangement, Forfeited			153,388
Share-Based Compensation Arrangement Period, Net of Forfeitures			80,292
Non-PEO NEO [Member] | Restricted Stock Unit [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement Period, Net of Forfeitures			64,234